Related Party and Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 401(k)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party-In-Interest Transactions	Related Party and Party-In-Interest Transactions
Included in the Plan assets are Truist Financial Corporation common stock and certain assets held by and managed by Fidelity Management Trust Company. Balances, income and transactions related to these investments, which are party-in-interest transactions under ERISA, are presented in the following tables:

	December 31,
	2025	2024
Number of shares, Truist Financial Corporation common stock	10,890,048	11,707,254
Truist Financial Corporation common stock	$535,911,991	$507,886,676
Fidelity Brokeragelink	$551,932,990	$444,727,668
Mutual funds and common collective trusts	$3,460,892,590	$2,997,281,254
Separately managed accounts	$24,357,974	$—

For the year ended
December 31, 2025
Dividends on Truist Financial Corporation common stock	$23,872,691
Realized and unrealized gain on Truist Financial Corporation common stock	$65,442,049

The expenses paid through the Plan include only transactional charges such as loan issuance fees, Qualified Domestic Relations Order fees and check reissues. In addition, there are fees charged by Fidelity to participants that opt to receive guidance on investment election/allocation. Fees charged by Fidelity were $3,057,587 for the year ended December 31, 2025.